Note 7 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - AUD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating loss carry forwards	$ 7,645,509	$ 6,055,726
Depreciation and amortization	1,157,004	1,115,812
Asset retirement obligations	303,564	730,157
Employee entitlements	224,890	206,747
Accruals	268,214	2,056,550
Decline in value of patents	835,173	875,496
Unrealized exchange loss	116,259	34,875
Total deferred tax assets	10,550,613	11,075,363
Valuation allowance for deferred tax assets	(10,403,122)	(11,028,724)
Net deferred tax asset	147,491	46,639
Other	147,491	46,639
Total deferred tax liabilities	147,491	46,639
Net deferred tax liabilities	$ 0	$ 0